Income taxes - Summary of deferred tax balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Tax losses carryforwards	¥ 13,460,119	¥ 14,026,637
Advertising expenses in excess of deduct limit	3,022,509	3,093,464
Asset impairment and allowances for credit losses	1,021,295	1,303,029
Accrued expenses and others	1,342,747	1,513,483
Total deferred tax assets	18,846,670	19,936,613
Less: valuation allowance	(18,435,565)	(19,539,116)	¥ (13,065,611)	¥ (8,019,931)
Deferred tax assets, net	411,105	397,497
Deferred tax liabilities
Amortization expense of intangible assets	25,600	263,031
Depreciation expense of property and equipment, and others	271,539	204,943
Deferred tax liabilities	¥ 297,139	¥ 467,974